Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 13, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 13, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MainStay Flexible Bond Opportunities Fund (Prospectus Summary): | MainStay Flexible Bond Opportunities Fund
MainStay Flexible Bond Opportunities Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Flexible Bond Opportunities Fund

Supplement dated December 13, 2012 (“Supplement”)

to the Summary Prospectus and Prospectus, dated February 28, 2012, as supplemented

This Supplement updates certain information contained in the Summary Prospectus and Prospectus with respect to MainStay Flexible Bond Opportunities Fund (“Fund”), a series of the MainStay Funds (“Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents.

This Supplement Contains An Important Notice Regarding a Name Change and Changes to the Investment Objective and Principal Investment Strategies of MainStay Flexible Bond Opportunities Fund.

At a meeting of the Board of Trustees (“Board”) of the Trust on December 12, 2012, the Board approved: (1) a change to the name of the Fund; (2) changes to the investment objective; (3) modification to the principal investment strategies; and (4) the addition of new secondary benchmark indices. Accordingly, it is anticipated that the Summary Prospectus and Prospectus will be revised as follows, effective February 28, 2013:

1.	All references to “MainStay Flexible Bond Opportunities Fund” will be changed to “MainStay Unconstrained Bond Fund.”

2. The Fund’s “Investment Objective” will be revised as follows:
The Fund seeks total return by investing primarily in domestic and foreign debt securities.
3. The “Principal Investment Strategies” will be revised as follows:

The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed income markets. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. The Fund may invest in both investment grade and non-investment grade fixed income securities. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Fund may invest without limitation in securities of foreign issuers, including emerging markets. The currency exposure of non-U.S. investments may or may not be hedged. The Fund may invest up to 15% of its net assets in equity securities.

The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by portfolio management relative to an index. Because an unconstrained bond portfolio does not track a fixed income index, its performance may vary at times and demonstrate low correlation to traditional fixed income indices. In pursuing its investment objective, the Fund’s investment strategy is subject to market risk and shares may gain or lose value.

The average portfolio duration of this Fund will normally vary from 0 years to 7 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings or manage duration. The Fund may invest up to 15% of its total assets in swaps.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund's short positions, either direct short positions or through derivative transactions, such as credit default swaps or total return swaps, may aggregate up to 20% of the Fund’s net assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Investment Process: MacKay Shields LLC, the Fund’s Subadvisor, seeks to identify investment opportunities through an investment process focused on macroeconomic analysis and bottom-up security selection. The Subadvisor allocates the Fund's investments among the various bond market sectors based on current and projected economic and market conditions. The Fund may invest across bond market sectors, geographies and credit qualities.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic and foreign economies, and meaningful changes in the issuer's financial condition, including changes in the issuer's credit risk and competitiveness.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay Flexible Bond Opportunities Fund (Prospectus Summary): | MainStay Flexible Bond Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Flexible Bond Opportunities Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay Flexible Bond Opportunities Fund

Supplement dated December 13, 2012 (“Supplement”)

to the Summary Prospectus and Prospectus, dated February 28, 2012, as supplemented

This Supplement updates certain information contained in the Summary Prospectus and Prospectus with respect to MainStay Flexible Bond Opportunities Fund (“Fund”), a series of the MainStay Funds (“Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents.

This Supplement Contains An Important Notice Regarding a Name Change and Changes to the Investment Objective and Principal Investment Strategies of MainStay Flexible Bond Opportunities Fund.

At a meeting of the Board of Trustees (“Board”) of the Trust on December 12, 2012, the Board approved: (1) a change to the name of the Fund; (2) changes to the investment objective; (3) modification to the principal investment strategies; and (4) the addition of new secondary benchmark indices. Accordingly, it is anticipated that the Summary Prospectus and Prospectus will be revised as follows, effective February 28, 2013:

1.	All references to “MainStay Flexible Bond Opportunities Fund” will be changed to “MainStay Unconstrained Bond Fund.”

Investment Objective, Heading	rr_ObjectiveHeading	2. The Fund’s “Investment Objective” will be revised as follows:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return by investing primarily in domestic and foreign debt securities.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	4. The Fund has selected the Bank of America Merrill Lynch US 3-month LIBOR Constant Maturity Index as a secondary benchmark and the Morningstar Nontraditional Bond Category Average as an additional benchmark.
Investment Strategy, Heading	rr_StrategyHeading	3. The “Principal Investment Strategies” will be revised as follows:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across the global fixed income markets. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of debt or debt-related securities such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt or debt-related securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; loan participation interests; convertible bonds; and variable or floating rate debt securities. The Fund may invest in both investment grade and non-investment grade fixed income securities. The securities may be denominated in U.S. or foreign currencies, and may have fixed, variable, floating or inverse floating rates of interest. The Fund may invest without limitation in securities of foreign issuers, including emerging markets. The currency exposure of non-U.S. investments may or may not be hedged. The Fund may invest up to 15% of its net assets in equity securities.

The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by portfolio management relative to an index. Because an unconstrained bond portfolio does not track a fixed income index, its performance may vary at times and demonstrate low correlation to traditional fixed income indices. In pursuing its investment objective, the Fund’s investment strategy is subject to market risk and shares may gain or lose value.

The average portfolio duration of this Fund will normally vary from 0 years to 7 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings or manage duration. The Fund may invest up to 15% of its total assets in swaps.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund's short positions, either direct short positions or through derivative transactions, such as credit default swaps or total return swaps, may aggregate up to 20% of the Fund’s net assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Investment Process: MacKay Shields LLC, the Fund’s Subadvisor, seeks to identify investment opportunities through an investment process focused on macroeconomic analysis and bottom-up security selection. The Subadvisor allocates the Fund's investments among the various bond market sectors based on current and projected economic and market conditions. The Fund may invest across bond market sectors, geographies and credit qualities.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic and foreign economies, and meaningful changes in the issuer's financial condition, including changes in the issuer's credit risk and competitiveness.

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay Flexible Bond Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASAX
MainStay Flexible Bond Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASBX
MainStay Flexible Bond Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSICX
MainStay Flexible Bond Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDIX
MainStay Flexible Bond Opportunities Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYDX